employee future benefits (Tables)	12 Months Ended
Dec. 31, 2022
employee future benefits
Schedule of defined benefit pension plan expense

Twelve-month periods ended December 31 (millions)	2022				2021
			Defined benefit			Defined benefit
			obligations			obligations
	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(111)		$—	$(120)
Benefits earned for past service		—	(3)		—	(6)
Employees’ contributions		18	—		18	—
Administrative fees		(5)	—		(5)	—
		13	(114)	$(101)	13	(126)	$(113)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		296	(299)		238	(261)
Interest effect on asset ceiling limit	(c)	(5)	—		(3)	—
		291	(299)	(8)	235	(261)	(26)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]				(109)			(139)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		(1,197)	(141)		661	(456)
Changes in plan financial assumptions	(d)	—	2,242		—	657
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(c)	(734)	—		(53)	—
		(1,931)	2,101	170	608	201	809
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]				61			670
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions	(e)	44	—	44	53	—	53
BENEFITS PAID BY PLANS		(474)	474	—	(474)	474	—
EFFECTS OF BUSINESS ACQUISITION		4	(4)	—	—	—	—
PLAN ACCOUNT BALANCES [5]
Change in period		(2,053)	2,158	105	435	288	723
Balance, beginning of period		10,043	(10,233)	(190)	9,608	(10,521)	(913)
Balance, end of period		$7,990	$(8,075)	$(85)	$10,043	$(10,233)	$(190)
FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued	20	$7,185	$(6,878)	$307	$9,141	$(8,688)	$453
Pension plans that have defined benefit obligations accrued in excess of plan assets
Funded		805	(996)	(191)	902	(1,286)	(384)
Unfunded		—	(201)	(201)	—	(259)	(259)
	27	805	(1,197)	(392)	902	(1,545)	(643)
		$7,990	$(8,075)	$(85)	$10,043	$(10,233)	$(190)
PBSR SOLVENCY POSITION [6]
Pension plans that have plan assets in excess of defined benefit obligations accrued				$1,605			$1,216
Funded pension plans that have defined benefit obligations accrued in excess of plan assets				—			—
				$1,605			$1,216
DEFINED BENEFIT OBLIGATIONS ACCRUED OWED TO:
Active members			$(1,652)			$(2,343)
Deferred members			(350)			(528)
Pensioners			(6,073)			(7,362)
			$(8,075)			$(10,233)

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued at the end of the immediately preceding fiscal year.

3	Excluding income taxes.
4

Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year for both.

5	The measurement date used to determine the plan assets and defined benefit obligations accrued was December 31.
6

The Office of the Superintendent of Financial Institutions, by way of the Pension Benefits Standards Regulations, 1985 (PBSR) (see (e)), requires that a solvency valuation be performed on a periodic basis. The actual PBSR solvency positions are determined in conjunction with mid-year annual funding reports prepared by actuaries (see (e)); as a result, the PBSR solvency positions in this table as at December 31, 2022 and 2021, are interim estimates and updated estimates, respectively. The interim estimate as at December 31, 2021, was a net surplus of $1,366.

Summary of fair value measurements of our defined benefit pension plan assets

			Fair value measurements at reporting date using
			Quoted prices in active
	Total		markets for identical items		Other
As at December 31 (millions)	2022	2021	2022	2021	2022	2021
Asset class
Equity securities
Canadian	$841	$1,104	$708	$945	$133	$159
Foreign	2,707	2,861	500	826	2,207	2,035
Debt securities
Issued by national, provincial or local governments	2,210	1,290	2,056	1,120	154	170
Corporate debt securities	1,081	2,436	—	—	1,081	2,436
Asset-backed securities	4	6	—	—	4	6
Commercial mortgages	865	680	—	—	865	680
Cash, cash equivalents and other	270	820	2	37	268	783
Real estate	930	1,025	—	—	930	1,025
	8,908	10,222	$3,266	$2,928	$5,642	$7,294
Effect of asset ceiling limit
Beginning of year	(179)	(123)
Interest effect on asset ceiling limit	(5)	(3)
Change in the effect of limiting net defined benefit assets to the asset ceiling	(734)	(53)
End of year	(918)	(179)
	$7,990	$10,043

Schedule of defined benefit pension plans' target asset allocations and actual asset allocations

	Target	Percentage of plan assets
	allocation	at end of year
Years ended December 31	2023	2022	2021
Equity securities	25-55%	40%	38%
Debt securities	40-75%	50%	51%
Real estate	10-30%	10%	11%
Other	0-15%	—	—
		100%	100%

Summary of significant weighted average actuarial assumptions in measuring defined benefit obligations and the sensitivity of key assumptions

	2022	2021
Mortality assumptions used to determine defined benefit obligations accrued as at December 31 Life expectancy at 65 for a member currently at age 65 (years)	24.2	24.2
Discount rate [1] used to determine:
Net benefit costs for the year ended December 31	2.95%	2.50%
Defined benefit obligations accrued as at December 31	5.05%	2.95%
Current service cost in subsequent fiscal year	5.05%	3.10%
Rate of future increases in compensation used to determine:
Net benefit costs for the year ended December 31	3.00%	2.90%
Defined benefit obligations accrued as at December 31	3.00%	3.00%

1	The discount rate disclosed in this table reflects the computation of an average discount rate that replicates the estimated timing of the obligation cash flows.

Sensitivity of key assumptions

The sensitivity of our key assumptions for our defined benefit pension plans was as follows:

Years ended, or as at, December 31 Increase (decrease) (millions)	2022		2021
	Change in	Change in	Change in	Change in
	obligations	expenses	obligations	expenses
Sensitivity of key demographic assumptions to an increase of one year [1] in life expectancy	$213	$11	$323	$11
Sensitivity of key financial assumptions to a hypothetical decrease of 25 basis points [1] in:
Discount rate	$238	$16	$366	$13
Rate of future increases in compensation	$(20)	$(3)	$(34)	$(3)

1	These sensitivities are hypothetical and should be used with caution. Favourable hypothetical changes in the assumptions result in decreased amounts, and unfavourable hypothetical changes in the assumptions result in increased amounts, of obligations and expenses (both employee benefit expense and financing cost). Changes in amounts based on a variation in assumptions of one year or 25 basis points generally cannot be extrapolated because the relationship of the change in an assumption to the change in amounts may not be linear. Also, in this table, the effect of a variation in a particular assumption on the change in obligations or change in expenses is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another (for example, an increase in the discount rate may result in changes in expectations about the rate of future increases in compensation), which might magnify or counteract the sensitivities.

Schedule of estimated future benefit payments from our defined benefit pension plans

Years ending December 31 (millions)	Funded	Unfunded	Total
2023	$468	$12	$480
2024	480	12	492
2025	487	12	499
2026	494	12	506
2027	499	13	512
2028-2032	2,574	72	2,646

Schedule of defined contribution pension plan expense

Years ended December 31 (millions)	2022	2021
Union pension plan and public service pension plan contributions	$19	$20
Other defined contribution pension plans	101	86
	$120	$106